Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.9%
Issuer	Shares	Value ($)
Australia 3.3%
Northern Star Resources Ltd.	43,784	278,114
Austria 1.1%
Andritz AG	2,059	95,422
Canada 2.8%
Alimentation Couche-Tard, Inc.	5,149	233,951
China 2.3%
Guangdong Investment Ltd.	152,000	191,655
France 5.3%
AtoS(a)	4,731	124,541
Eiffage SA	3,165	313,563
Total		438,104
Germany 3.1%
Aroundtown SA	17,486	82,149
Duerr AG	6,380	176,730
Total		258,879
Greece 1.4%
Piraeus Financial Holdings SA(a)	90,462	114,568
Ireland 2.7%
Amarin Corp. PLC, ADR(a)	1,537	2,229
Bank of Ireland Group PLC	33,500	226,328
Total		228,557
Israel 2.5%
Bezeq Israeli Telecommunication Corp., Ltd.	135,867	210,110
Japan 19.4%
Dai-ichi Life Holdings, Inc.	14,300	295,477
Daiwabo Holdings Co., Ltd.	17,000	226,980
Invincible Investment Corp.	251	83,386
Kinden Corp.	10,500	120,837
Koito Manufacturing Co., Ltd.	3,900	142,302
MatsukiyoCocokara & Co.	10,100	388,319
Ship Healthcare Holdings, Inc.	10,700	189,973
Simplex Holdings, Inc.	2,700	39,781
Starts Corp., Inc.	2,500	47,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	7,400	81,579
Total		1,615,824
Netherlands 8.0%
ABN AMRO Bank NV	13,257	154,793
ASR Nederland NV	10,343	470,944
Signify NV	1,139	45,416
Total		671,153
Norway 3.2%
Leroy Seafood Group ASA	33,597	264,094
Singapore 7.1%
BW LPG Ltd.	19,848	163,446
Venture Corp., Ltd.	32,800	427,120
Total		590,566
South Korea 4.0%
GS Retail Co., Ltd.	5,954	129,191
Hyundai Home Shopping Network Corp.	1,118	53,171
Youngone Corp.	4,018	149,916
Total		332,278
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	1,629	46,191
Endesa SA	11,384	252,197
Tecnicas Reunidas SA(a)	4,640	48,452
Total		346,840
Sweden 2.3%
Samhallsbyggnadsbolaget i Norden AB	28,977	80,800
Stillfront Group AB(a)	43,149	110,331
Total		191,131
Taiwan 3.3%
Fubon Financial Holding Co., Ltd.	124,900	273,877
United Kingdom 13.8%
BT Group PLC	87,356	205,898
Crest Nicholson Holdings PLC	13,370	43,916
DCC PLC	4,737	334,927
John Wood Group PLC(a)	20,821	62,119
Just Group PLC	229,908	236,184
Royal Mail PLC	15,668	61,358
Overseas SMA Completion Portfolio | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TP Icap Group PLC	126,614	207,251
Total		1,151,653
United States 4.1%
Aerie Pharmaceuticals, Inc.(a)	1,089	5,641
Diversified Energy Co. PLC	189,282	293,850
Insmed, Inc.(a)	1,699	31,975
Quotient Ltd.(a)	2,572	990
Sage Therapeutics, Inc.(a)	205	6,410
Total		338,866
Total Common Stocks (Cost $8,233,588)		7,825,642

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	437,700	437,525
Total Money Market Funds (Cost $437,537)		437,525
Total Investments in Securities (Cost $8,671,125)		8,263,167
Other Assets & Liabilities, Net		73,393
Net Assets		$8,336,560

At May 31, 2022, securities and/or cash totaling $22,761 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	4	06/2022	USD	407,400	7,281	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	228,563	3,293,178	(3,084,204)	(12)	437,525	(67)	463	437,700
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Overseas SMA Completion Portfolio | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT307_08_M01_(07/22)